Offerings - Offering: 1	Aug. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1A) Includes shares of our Common Stock, par value $0.01 per share ("Common Stock"), issuable upon exercise of the underwriters' option to purchase additional shares of Common Stock, if any. (1B) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.